SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 19:-	SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION

a.	General:

The company has three reportable segments: the Cellocator segment, the MRM segment and the RSA (road side assistant) segment.
Commencing 2015, following the sale of Car2go to Shagrir, as described in note 1h, Car2go is included in the RSA segment rather than in the MRM segment.
Segments reporting was retroactively adjusted to reflect those adjustments.

The Company applies ASC 280, "Segment Reporting Disclosures". The Company evaluates performance and allocates resources based on operating profit or loss.

b.	The following presents segment results of operations for the year ended December 31, 2015:

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$19,489	$47,938	$40,498	$(7,001)	$100,924

Segments operating profit	$1,000	$3,848	$920	$297	$6,065

Segments tangible and intangible assets	$8,469	$24,836	$21,855	$1,803	$56,963

Depreciation, amortization and impairment expenses	$338	$3,067	$1,468	$-	$4,873

Expenditure for assets	$149	$1,647	$1,820	$-	$3,616

The following presents segment results of operations for the year ended December 31, 2014:

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$24,063	$50,202	$39,085	$(8,060)	$105,290

Segments operating profit (loss)	$3,849	$3,276	$(498)	$(80)	$6,547

Segments tangible and intangible assets	$8,679	$26,385	$22,530	$4,406	$62,000

Depreciation, amortization and impairment expenses	$349	$2,004	$2,414	$-	$4,767

Expenditure for assets	$165	$2,553	$1,739	$-	$4,457

The following presents segment results of operations for the year ended December 31, 2013:

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$24,268	$46,309	$35,681	$(8,401)	$97,857

Segments operating profit	$3,065	$4,385	$505	$(1,909)	$6,046

Segments tangible and intangible assets	$9,494	$30,075	$27,069	$5,400	$72,038

Depreciation, amortization and impairment expenses	$291	$1,580	$2,178	$-	$4,049

Expenditure for assets	$135	$1,260	$3,268	$-	$4,663

c.	Summary information about geographical areas:

		Year ended December 31,
		2015		2014	2013
1.	Revenues *):

	Israel		$66,844	$70,267	$68,735
	Latin America		7,601	7,471	8,904
	Brazil		7,173	10,669	2,666
	Argentina		4,617	3,990	4,852
	Europe		5,271	5,891	8,928
	Other		9,418	7,002	3,772
		$
			100,924	$105,290	$97,857

*) Revenues are attributed to geographic areas based on the location of the end customers.

		December 31,
		2015	2014	2013
2.	Long-lived assets:

	Israel	$6,684	$6,692	$9,793
	Argentina	659	952	1,143
	Mexico	335	465	449
	Brazil	1,275	2,481	2,582
	South Africa	436	513	-
	Other	5	6	8

		$9,394	$11,109	$13,975

d.	In 2015, 2014 and 2013, none of our customer accounted above 10% of the Company's revenues.